Financial Instruments - Summary of Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurement of Contingent Consideration (Detail) - Level 3 [member] - TRY (₺)
₺ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of contingent consideration [line items]
Increase in fair value of change in discount rate by 100 bps	₺ (28,622)
Decrease in fair value of change in discount rate by 100 bps		₺ 31,460
Increase in fair value of change in expected settlement date changes by 1 year	(19,588)
Decrease in fair value of change in expected settlement date changes by 1 year		20,720
Contingent consideration	₺ 359,554	₺ 358,304
Fair value measurement of contingent consideration percentage		9.50%
Relationship of unobservable inputs to fair value	An increase/decrease in the discount rate by 100 bps would change FV by TL (28,622) and TL 31,460, respectively, If expected settlement date increase/decrease by 1-year, FV would change by TL (19,588) and TL 20,720, respectively.
Bottom of range [member]
Disclosure of fair value of contingent consideration [line items]
Fair value measurement of contingent consideration percentage	5.20%
Top of range [member]
Disclosure of fair value of contingent consideration [line items]
Fair value measurement of contingent consideration percentage	6.10%